UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ] ; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing the Report:

Name:	 Pillar Point Equity Management, LLC
Address: 333 Gellert Boulevard, Suite 121
	 Daly City, CA 94015

Form 13-F File Number:  028-05231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Craig A. MacLeod
Title:	Secretary
Phone:	650-758-0134

Signature, Place and Date of Signing:

	Craig A. MacLeod		Daly City, CA	May 4, 2001

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[ X]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28-6122			Pillar Point Capital Management, Inc.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  13

Form 13F Information Total Value Total:  $3,994

List of Other Included Managers:

	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107      207  2567.00 SH       SOLE                  2567.00
BANK NEW YORK INC              COM              064057102      212  4300.00 SH       SOLE                  4300.00
CANADIAN PACIFIC LTD           COM              135923100      213  5800.00 SH       SOLE                  5800.00
CARDINAL HEALTH INC            COM              14149Y108      223  2300.00 SH       SOLE                  2300.00
CITIGROUP INC                  COM              172967101      261  5799.00 SH       SOLE                  5799.00
HOUSEHOLD INTL INC             COM              441815107      267  4500.00 SH       SOLE                  4500.00
LOWE'S COMPANIES INC           COM              548661107      205  3500.00 SH       SOLE                  3500.00
MBNA CORP                      COM              55262L100      265  8000.00 SH       SOLE                  8000.00
ORACLE CORP                    COM              68389X105      375 25000.00 SH       SOLE                 25000.00
QUALCOMM INC                   COM              747525103      696 12300.00 SH       SOLE                 12300.00
SUN MICROSYSTEMS INC           COM              866810104      175 11400.00 SH       SOLE                 11400.00
TOSCO CORP                     COM              891490302      214  5000.00 SH       SOLE                  5000.00
VERITAS SOFTWARE CORP          COM              923436109      681 14727.00 SH       SOLE                 14727.00